Performance Management	May 29, 2026
Corgi 0-3 Month T-Bill ETF
Prospectus [Line Items]
Bar Chart and Performance Table [Heading]	Performance
Performance Narrative [Text Block]
Because the Fund has not completed a full calendar year of operations as of the date of this Prospectus, performance information is not included.
After the Fund has a full calendar year of results, this section will present a calendar-year bar chart and a table showing average annual total returns, which will help illustrate return variability over time and will compare the Fund's results with those of the Index and a broad-based securities market index. Past performance (before and after taxes) does not guarantee future results. Once available, updated performance information will be posted on the Fund's website at www.corgifunds.com.

Performance Past Does Not Indicate Future [Text]	Past performance (before and after taxes) does not guarantee future results.
Performance Information Illustrates Variability of Returns [Text]	After the Fund has a full calendar year of results, this section will present a calendar-year bar chart and a table showing average annual total returns, which will help illustrate return variability over time and will compare the Fund's results with those of the Index and a broad-based securities market index.
Performance One Year or Less [Text]	Because the Fund has not completed a full calendar year of operations as of the date of this Prospectus, performance information is not included.
Performance Availability Website Address [Text]	www.corgifunds.com.
Corgi 3-12 Month T-Bill ETF
Prospectus [Line Items]
Bar Chart and Performance Table [Heading]	Performance
Performance Narrative [Text Block]
Because the Fund has not completed a full calendar year of operations as of the date of this Prospectus, performance information is not included. After the Fund has a full calendar year of results, this section will present a calendar-year bar chart and a table showing average annual total returns, which will help illustrate return variability over time and will compare the Fund's results with those of the Index and a broad-based securities market index. Past performance (before and after taxes) does not guarantee future results. Once available, updated performance information will be posted on the Fund's website at www.corgifunds.com.

Performance Past Does Not Indicate Future [Text]	Past performance (before and after taxes) does not guarantee future results.
Performance Information Illustrates Variability of Returns [Text]	After the Fund has a full calendar year of results, this section will present a calendar-year bar chart and a table showing average annual total returns, which will help illustrate return variability over time and will compare the Fund's results with those of the Index and a broad-based securities market index.
Performance One Year or Less [Text]	Because the Fund has not completed a full calendar year of operations as of the date of this Prospectus, performance information is not included.
Performance Availability Website Address [Text]	www.corgifunds.com.
Corgi 1-3 Year Treasury Bond ETF
Prospectus [Line Items]
Bar Chart and Performance Table [Heading]	Performance
Performance Narrative [Text Block]
Because the Fund has not completed a full calendar year of operations as of the date of this Prospectus, performance information is not included.
After the Fund has a full calendar year of results, this section will present a calendar-year bar chart and a table showing average annual total returns, which will help illustrate return variability over time and will compare the Fund's results with those of the Index and a broad-based securities market index. Past performance (before and after taxes) does not guarantee future results.
Once available, updated performance information will be posted on the Fund's website at www.corgifunds.com.

Performance Past Does Not Indicate Future [Text]	Past performance (before and after taxes) does not guarantee future results.
Performance Information Illustrates Variability of Returns [Text]	After the Fund has a full calendar year of results, this section will present a calendar-year bar chart and a table showing average annual total returns, which will help illustrate return variability over time and will compare the Fund's results with those of the Index and a broad-based securities market index.
Performance One Year or Less [Text]	Because the Fund has not completed a full calendar year of operations as of the date of this Prospectus, performance information is not included.
Performance Availability Website Address [Text]	www.corgifunds.com
Corgi 3-7 Year Treasury Bond ETF
Prospectus [Line Items]
Bar Chart and Performance Table [Heading]	Performance
Performance Narrative [Text Block]
Because the Fund has not completed a full calendar year of operations as of the date of this Prospectus, performance information is not included. After the Fund has a full calendar year of results, this section will present a calendar-year bar chart and a table showing average annual total returns, which will help illustrate return variability over time and will compare the Fund's results with those of the Index and a broad-based securities market index. Past performance (before and after taxes) does not guarantee future results. Once available, updated performance information will be posted on the Fund's website at www.corgifunds.com.

Performance Past Does Not Indicate Future [Text]	Past performance (before and after taxes) does not guarantee future results.
Performance Information Illustrates Variability of Returns [Text]	After the Fund has a full calendar year of results, this section will present a calendar-year bar chart and a table showing average annual total returns, which will help illustrate return variability over time and will compare the Fund's results with those of the Index and a broad-based securities market index.
Performance One Year or Less [Text]	Because the Fund has not completed a full calendar year of operations as of the date of this Prospectus, performance information is not included.
Performance Availability Website Address [Text]	www.corgifunds.com
Corgi 1-5 Year Investment Grade Corporate Bond ETF
Prospectus [Line Items]
Bar Chart and Performance Table [Heading]	Performance
Performance Narrative [Text Block]
Because the Fund has not completed a full calendar year of operations as of the date of this Prospectus, performance information is not included. After the Fund has a full calendar year of results, this section will present a calendar-year bar chart and a table showing average annual total returns, which will help illustrate return variability over time and will compare the Fund's results with those of the Index and a broad-based securities market index. Past performance (before and after taxes) does not guarantee future results. Once available, updated performance information will be posted on the Fund's website at www.corgifunds.com.

Performance Past Does Not Indicate Future [Text]	Past performance (before and after taxes) does not guarantee future results.
Performance Information Illustrates Variability of Returns [Text]	After the Fund has a full calendar year of results, this section will present a calendar-year bar chart and a table showing average annual total returns, which will help illustrate return variability over time and will compare the Fund's results with those of the Index and a broad-based securities market index.
Performance One Year or Less [Text]	Because the Fund has not completed a full calendar year of operations as of the date of this Prospectus, performance information is not included.
Performance Availability Website Address [Text]	www.corgifunds.com
Corgi 0-5 Year High Yield Corporate Bond ETF
Prospectus [Line Items]
Bar Chart and Performance Table [Heading]	Performance
Performance Narrative [Text Block]
Because the Fund has not completed a full calendar year of operations as of the date of this Prospectus, performance information is not included. After the Fund has a full calendar year of results, this section will present a calendar-year bar chart and a table showing average annual total returns, which will help illustrate return variability over time and will compare the Fund's results with those of the Index and a broad-based securities market index. Past performance (before and after taxes) does not guarantee future results. Once available, updated performance information will be posted on the Fund's website at www.corgifunds.com.

Performance Past Does Not Indicate Future [Text]	Past performance (before and after taxes) does not guarantee future results.
Performance Information Illustrates Variability of Returns [Text]	After the Fund has a full calendar year of results, this section will present a calendar-year bar chart and a table showing average annual total returns, which will help illustrate return variability over time and will compare the Fund's results with those of the Index and a broad-based securities market index.
Performance One Year or Less [Text]	Because the Fund has not completed a full calendar year of operations as of the date of this Prospectus, performance information is not included.
Performance Availability Website Address [Text]	www.corgifunds.com